Advances for drilling units under construction and related costs	6 Months Ended
Jun. 30, 2017
Advances For Drilling Unit Under Construction And Related Costs [Abstract]
Advances for drilling units under construction and related costs
6. Advances for drilling units under construction and related costs:
The amounts shown in the accompanying condensed consolidated balance sheets include milestone payments under the drilling unit building contracts with the shipyards, supervision costs and any material related expenses incurred during the construction periods, all of which are capitalized in accordance with the accounting policy discussed in Note 2 of the condensed consolidated financial statements for the year ended December 31, 2016.
The movement or the advances for drilling units under construction for the six-month period ended June 30, 2017, was as follows:
Balance December 31, 2016	$545,469
Advances for drilling units under construction and related costs	17,440
Balance June 30, 2017	$562,909

Up to June 30, 2017, the Company has advanced $309,358, $156,900 and $76,600 to the yard for the construction of the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos, respectively. On August 11, 2016, the Company entered into agreements with the yard to amend certain terms relating to contracts for the construction of its three seventh generation drilling units (the Ocean Rig Santorini, the Ocean Rig Crete and the Ocean Rig Amorgos) which were previously scheduled for delivery in 2017, 2018 and 2019, respectively. As part of the agreements, the deliveries of the Ocean Rig Santorini and the Ocean Rig Crete were postponed to June 2018 and January 2019, respectively, certain installments were rescheduled and the total construction costs were increased to $694,790 and $709,565, respectively. With respect to the Ocean Rig Amorgos, the Company agreed to suspend its construction with an option, subject to the Company's option, to bring it back into force within a period of 18 months after the date of the addendum. Further to that, as of December 31, 2016, the Company impaired the total advances and related costs provided to the yard for the Ocean Rig Amorgos.